Ordinary shares	12 Months Ended
Dec. 31, 2013
Ordinary shares [Abstract]
Ordinary shares
19.	ORDINARY SHARES

The Company's Memorandum and Articles of Association, as amended, authorizes the Company to issue 500,000,000 ordinary shares with a par value of $0.001 each as of December 31, 2011, 2012 and 2013, respectively.

On April 4, 2011, the Company completed its IPO and a concurrent private placement upon which the Company's ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. The Company newly issued 26,063,544 Class A ordinary shares, consisting of (i) 20,891,130 Class A ordinary shares offered through IPO, and (ii) 5,172,414 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company's Series A, Series B and Series C shares were automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares.

In September and December 2011, the Company issued 2,152,693 and 907,086 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares, respectively.

In March, September and December 2012, the Company issued 563,715, 2,160,951 and 2,403,180 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares, respectively.

In January 2012, the Company’s board of directors and shareholders approved a share repurchase program, which provided authorization to purchase up to $50 million worth of the Company's outstanding ADSs. In July 2012 and August 2012, the Company repurchased 900 and 8,796 ADSs, respectively, at a price of $14.50 and $14.31 through open-market transactions. In March 2013, the Company completed the legal process of registration for the repurchased stock.

In June and September 2013, the Company issued 2,045,880 and 2,498,022 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares, respectively.

In December 2013, the Company issued 51,722 ordinary shares to a related party of the Company (see note 23(3)(i)) and 76,372 and 76,372 ordinary shares to each of the two selling shareholders , in connection with the Company’s acquisition of 51% equity interest in an overseas internet service company (see note 3 (2)).

As of December 31, 2013, there are 134,123,218 Class A ordinary shares and 54,767,703 Class B ordinary shares outstanding, par value $0.001 per share.